Document and Entity Information	Nov. 12, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 12, 2026
Entity Registrant Name	LITHIUM AMERICAS CORP.
Entity Incorporation, State or Country Code	A1
Entity File Number	001-41788
Entity Tax Identification Number	00-0000000
Entity Address, Address Line One	3260 - 666 Burrard Street
Entity Address, City or Town	Vancouver
Entity Address, State or Province	BC
Entity Address, Country	CA
Entity Address, Postal Zip Code	V6C 2X8
City Area Code	778
Local Phone Number	656-5820
Title of 12(b) Security	Common Shares, no par value per share
Trading Symbol	LAC
Security Exchange Name	NYSE
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Entity Central Index Key	0001966983